Segment Reporting (Tables)	12 Months Ended
May 03, 2014
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$4,295,110	$4,568,243	$4,852,913
B&N College	1,748,042	1,763,248	1,743,662
NOOK	505,862	780,433	933,471
Elimination	(167,657)	(272,919)	(400,847)

Total	$6,381,357	$6,839,005	$7,129,199

Sales by Product Line	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
Media (a)	68%	67%	66%
Digital (b)	9%	12%	15%
Other (c)	23%	21%	19%

Total	100%	100%	100%

Depreciation and Amortization	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$125,991	$148,855	$162,693
B&N College	48,014	46,849	45,343
NOOK	42,802	31,430	24,631

Total	$216,807	$227,134	$232,667

Operating Profit/(Loss)	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$228,062	$227,235	$161,136
B&N College	66,536	64,609	70,604
NOOK	(260,406)	(511,848)	(286,343)

Total	$34,192	$(220,004)	$(54,603)

Capital Expenditures	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$66,763	$51,401	$87,596
B&N College	38,253	38,760	40,479
NOOK	29,965	75,674	35,477

Total	$134,981	$165,835	$163,552

Total Assets(d)	As of May 3, 2014	As of April 27, 2013
B&N Retail	$2,234,795	$2,193,458
B&N College	1,146,475	995,034
NOOK	156,179	544,044

Total	$3,537,449	$3,732,536

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

Reconciliation of Operating Profit (Loss) from Reportable Segments

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
Reportable segments operating income (loss)	$34,192	$(220,004)	$(54,603)
Interest expense, net and amortization of deferred financing costs	(29,507)	(35,345)	(35,304)

Consolidated income (loss) before taxes	$4,685	$(255,349)	$(89,907)